Fair Value Measurement (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	$ (1,251)	$ (6,665)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	1,368	326
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	(2,619)	(6,991)
Foreign Exchange Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, net	1,440	866
Derivative asset (liabilities)	(48)	(432)
Foreign Exchange Future [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, net	1,440	866
Derivative asset (liabilities)	(48)	(432)
Foreign Exchange Future [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, net
Derivative asset (liabilities)
Foreign Exchange Future Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, net	37	23
Derivative asset (liabilities)	(61)	(131)
Foreign Exchange Future Two [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, net	37	23
Derivative asset (liabilities)	(61)	(131)
Foreign Exchange Future Two [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, net
Derivative asset (liabilities)
Obligations in connection with acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	(2,619)	(6,991)
Obligations in connection with acquisitions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)
Obligations in connection with acquisitions [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	$ (2,619)	$ (6,991)